Taxes on Income (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Taxes on Income [Abstract]
Beginning of year	$ 1,004	$ 1,074
Lapses of statutes of limitation	(594)	(70)
Cumulative translation adjustments and other	206
Balance at December 31	$ 616	$ 1,004